Commitments and contingencies (Details) € in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	Dec. 14, 2017 USD ($)	Dec. 14, 2017 EUR (€)	May 31, 2017 item	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Jul. 31, 2015 USD ($) claim	Jul. 31, 2015 EUR (€) claim
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters						1	1
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment	$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund						$ 220,000		€ 179,284
Net litigation settlement expense recorded						60,000	€ 48,896
Amount to be recovered by AIG, if it prevails in all its remaining claims						60,000		48,896
Amount that FMCH claims to recover						$ 108,000		€ 88,012
Hawaii Medicaid False Claims
Commitments and contingencies
Amount claimed against company									$ 7,700	€ 6,275
Number of claims submitted | claim									20,000	20,000
Management of pharmaceuticals, including Velphoro
Commitments and contingencies
Litigation settlement by Davita Rx			$ 63,700	€ 53,778
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Litigation settlement by Davita Rx			$ 63,700	€ 53,778
Number of subsidiaries to which subpoenas were issued | item					2